CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net Income (Loss)	$ (68,657)	$ 42,826	$ 28,613
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	206	(62)
Less: reclassification adjustment for net gains included in net income (loss)	(178)	$ 62
Net change	28
Change in foreign currency translation adjustment	(822)
Other comprehensive (loss)	(794)
Comprehensive Income (Loss)	$ (69,451)	$ 42,826	$ 28,613